Other Long-Term Liabilities - Asset Retirement Obligations (Details) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Disclosure of other provisions [line items]
Asset retirement obligations settlement period	60 years
Inflation rate	2.00%	2.00%
Reconciliation Of Changes In Provision For Decommissioning Restoration And Rehabilitation Costs [Roll Forward]
Balance – beginning of year	$ 6,908	$ 6,806	$ 5,861
Balance – end of year	7,690	6,908	6,806
Less: current portion	634	495	249
Non-current asset retirement obligation	7,056	6,413	6,557
Deferred income tax expense (recovery)	(53)	139	(399)
Deferred income tax expense (recovery)	(53)	139	$ (399)
North Sea
Reconciliation Of Changes In Provision For Decommissioning Restoration And Rehabilitation Costs [Roll Forward]
Balance – beginning of year	1,011
Balance – end of year	$ 1,441	$ 1,011
Provision for decommissioning, restoration and rehabilitation costs
Disclosure of other provisions [line items]
Weighted average discount rate	5.20%	5.60%	4.00%
Reconciliation Of Changes In Provision For Decommissioning Restoration And Rehabilitation Costs [Roll Forward]
Liabilities incurred	$ 25	$ 20	$ 5
Liabilities acquired, net	0	11	76
Liabilities settled	(509)	(449)	(307)
Asset retirement obligation accretion	366	281	185
Revision of cost, inflation and timing estimates	621	897	508
Impact of regulatory changes	0	982	1,208
Change in discount rates	314	(1,698)	(723)
Foreign exchange adjustments	$ (35)	$ 58	$ (7)